PREMISES AND EQUIPMENT	12 Months Ended
Sep. 30, 2012
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

7.                      PREMISES AND EQUIPMENT

Premises and equipment at September 30, 2012 and 2011 are summarized as follows:

	2012	2011

Land	$5,578,914	$5,609,693
Office buildings and improvements	16,120,660	15,737,264
Furniture and equipment	12,742,901	11,451,292
	34,442,475	32,798,249
Less accumulated depreciation	(16,026,498)	(14,340,083)

Total	$18,415,977	$18,458,166

Depreciation expense on premises and equipment totaled $2.0 million, $2.0 million and $1.9 million for the years ended September 30, 2012, 2011 and 2010, respectively.

Certain facilities of the Company are leased under various operating leases.  Rent expense for the fiscal years ended September 30, 2012, 2011 and 2010 totaled $1.0 million, $849,000 and $690,000, respectively. At September 30, 2012, future minimum rental commitments under non-cancelable leases are as follows:

Due in years ending September 30,

2013	$985,502
2014	756,248
2015	695,420
2016	669,988
2017	651,342
Thereafter	1,136,280
Total	$4,894,780